UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form  13F  File  Number:  28-11992 -------- The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/PETER W. MAY              New York, New York            5/15/08
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[  X  ]   13F  HOLDINGS  REPORT.  (Check  here if all holdings of this reporting manager  are  reported  in  this  report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:              9
                                               -------------

Form 13F Information Table Value Total:         $ 3,398,323
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name
    ---     --------------------          ------


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-11993                      Trian Partners GP, L.P.



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                                                 FORM 13F INFORMATION TABLE


COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5         COLUMN 6      COLUMN 7         COLUMN 8
                                                 VALUE       SHARES/OR  SH/  PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL   DISCRETION     MANAGERS   SOLE   SHARED   NONE
--------------     --------------     -----     --------     -------    ---  ----   ----------     --------   ----   ------   ----

Wendy's Intl Inc.       COM        950590109     97,313     4,220,004   SH           Defined       1,2,3,4         4,220,004

H.J. Heinz Co.          COM        423074103    433,264     9,224,273   SH           Defined       1,2,3,4         9,224,273

Chemtura Corp.          COM        163893100     66,029     8,995,842   SH           Defined       1,2,3,4         8,995,842

Tiffany & Co. NEW       COM        886547108    421,213    10,067,240   SH           Defined       1,2,3,4        10,067,240

Cheesecake Factory Inc. COM        163072101     70,347     3,228,424   SH           Defined       1,2,3,4         3,228,424

Starbucks Corp.         COM        855244109     14,736       842,070   SH           Defined       1,2,3,4           842,070

Kraft Foods Inc.        CL A       50075N104    938,635    30,268,793   SH           Defined       1,2,3,4        30,268,793

Proshares TR Ultrashrt
   Finl.                COM        74347R628      9,372        79,663   SH           Defined       1,2,3,4            79,663

SPDR TR              UNIT SER 1    78462F103  1,347,414    10,210,000   SH    PUT    Defined       1,2,3,4        10,210,000
